Arbitral Award Settlement and Associated Mining Data Sale:	12 Months Ended
Dec. 31, 2018
Arbitral Award Settlement and Associated Mining Data Sale: [Abstract]
Arbitral Award Settlement and Associated Mining Data Sale:	<!--DOCTYPE html PUBLIC "-//W3C//DTD XHTML 1.0 Transitional//EN" "http://www.w3.org/TR/xhtml1/DTD/xhtml1-transitional.dtd" --> Note 3. Arbitral Award Settlement and Associated Mining Data Sale:  In October 2009 we initiated the Brisas Arbitration to obtain compensation for the losses caused by the actions of Venezuela that terminated our Brisas Project. On September 22, 2014, we were granted an Arbitral Award (the “Award”) totaling $740.3 million. In July 2016, we signed the Settlement Agreement, subsequently amended, whereby Venezuela agreed to pay us $792 million to satisfy the Award (including interest) and $240 million for the purchase of our mining data related to the Brisas Project (the "Mining Data"). Pursuant to the Settlement Agreement, Venezuela agreed to make a payment of $40 million (the "Initial Payment") followed by 23 monthly payments of $29.5 million on or before the 15th day of each month starting in July 2017, with a final payment of approximately $313.3 million scheduled to be paid on or before June 15, 2019. The first $240 million received by Gold Reserve from Venezuela has been recognized as proceeds from the sale of the Mining Data.  As of the date of this report, Venezuela had made payments pursuant to the Settlement Agreement of approximately $254 million including $165.5 million transferred from a Trust Account for the benefit of the Company (See Note 4, Cash and Cash Equivalents) and $88.5 million in Venezuelan government bonds. In August 2018, the Company received Venezuelan government bonds, which were exempt from U.S. Sanctions pursuant to then-applicable General License 3 issued by the U.S. Treasury Department's Office of Foreign Asset Control ("OFAC"), with a market value, at the time of the agreement, of approximately $88.5 million as payment of the December 2017 and January and February 2018 monthly installments due under the Settlement Agreement. The bonds were subsequently sold for approximately $74.3 million and the Company realized a $14.2 million loss on the sale during the year ended December 31, 2018. The monthly payments pursuant to the Settlement Agreement from March 2018 through April 2019 totaling approximately $413 million, not including the balance in the Trust Account, remain unpaid. We have Contingent Value Rights ("CVRs") outstanding that entitle the holders to an aggregate of 5.466% of proceeds associated with the collection of the Award, sale of Mining Data or an enterprise sale (the "Proceeds"), less amounts for certain specified obligations, as well as a bonus plan as described below. Due to U.S. and Canadian Sanctions (See Note 4, Cash and Cash Equivalents) and the uncertainty of transferring the cash held in the Trust Account to bank accounts outside of Venezuela, management only considers those funds received by the Company into its North American bank account as funds available for purposes of the CVR and Bonus Plan cash distributions. The cumulative amount distributed to CVR holders in 2018 totaled approximately $7.9 million. We maintain a bonus plan (the "Bonus Plan") which is intended to compensate the participants, including executive officers, employees, directors and consultants for their past and present contributions to the Company. The bonus pool under the Bonus Plan, as originally structured, was comprised of the gross proceeds collected or the fair value of any consideration realized related to such transactions less applicable taxes multiplied by 1% of the first $200 million and 5% thereafter. In June 2018, the Board modified the Bonus Plan to increase the percentage participation of certain individuals who in the Board's opinion were not adequately recognized for their current contribution to efforts associated with the conclusion of the Settlement Agreement and the collection of the amounts contemplated thereunder. The effect of the Board's modification to the Bonus Plan was to increase the after tax percentage allocation for the first $200 million up to a maximum of 1.28% and the percentage allocation thereafter up to a maximum of 6.4%. The cumulative amount distributed to Bonus Plan participants in 2018 totaled approximately $3.3 million. Following receipt, if any, of additional funds pursuant to the Settlement Agreement and after applicable payments to CVR holders and Bonus Plan participants, we expect to distribute to our shareholders a substantial majority of any remaining amounts, subject to applicable regulatory requirements and retaining sufficient reserves for operating expenses, contractual obligations, accounts payable and income taxes, and any obligations arising as a result of the collection of the Award and/or sale of the Mining Data. (See Note 12, Subsequent Event).